INVENTORY (Tables)	12 Months Ended
Dec. 31, 2020
Inventory [Abstract]
Disclosure of detailed information about inventories [Table Text Block]
	December 31, 2020	December 31, 2019
Finished goods	$124,290	$100,675
Raw materials and supplies	5,338,242	3,293,517
	$5,462,532	$3,394,192